Consolidated Statement of Financial Position - USD ($) $ in Millions		Jun. 30, 2026		Dec. 31, 2025
ASSETS
Cash and cash equivalents		$ 577		$ 511
Trade and other receivables		1,127		1,143
Other financial assets		116		94
Prepaid expenses and other current assets		449		480
Current assets		2,269		2,228
Property and equipment, net		342		361
Software, net		1,711		1,645
Other identifiable intangible assets, net		3,058		3,102
Goodwill		8,094		7,913
Equity method investments		168		202
Other financial assets		469		466
Other non-current assets		705		680
Deferred tax		1,263		1,343
Total assets		18,079		17,940
Liabilities
Current indebtedness		1,618		795
Payables, accruals and provisions		1,014		1,090
Current tax liabilities		240		224
Deferred revenue		1,256		1,251
Other financial liabilities	[2]	318	[1]	108
Current liabilities		4,446		3,468
Long-term indebtedness		1,323		1,328
Provisions and other non-current liabilities		597		656
Other financial liabilities	[3]	206		210
Deferred tax		382		364
Total liabilities		6,954		6,026
Equity
Capital		3,031		3,597
Retained earnings		9,047		9,220
Accumulated other comprehensive loss		(953)		(903)
Total equity		11,125		11,914
Total liabilities and equity		$ 18,079		$ 17,940

[1]	Includes a commitment to repurchase up to $238 million of shares related to the Company’s pre-defined plan with its broker to repurchase the Company's shares during its internal trading blackout period. See note 14.
[2]	Includes lease liabilities of $60 million (2025 - $59 million).
[3]	Includes lease liabilities of $181 million (2025 - $190 million).